FINANCIAL RISK MANAGEMENT - Exposure To Credit Risk By Geographic Area (Details)
$ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Jan. 02, 2022 USD ($)	Jan. 02, 2022 CAD ($)	Jan. 02, 2022 GBP (£)	Jan. 02, 2022 EUR (€)	Jan. 02, 2022 AUD ($)	Jan. 02, 2022 MXN ($)	Jan. 02, 2022 CNY (¥)	Jan. 02, 2022 BDT (৳)	Jan. 02, 2022 COP ($)	Jan. 02, 2022 JPY (¥)	Jan. 03, 2021 USD ($)
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	$ 343,671										$ 215,474
Allowance for expected credit losses	(13,704)										(18,994)
Trade accounts receivable (note 7)	329,967	$ 16.9	£ 0.0	€ 7.0	$ 3.9	$ 2.6	¥ 0.7	৳ 0.0	$ 0.0	¥ 0.0	196,480
Not past due
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	318,528										173,354
Past due 0-30 days
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	9,352										16,572
Past due 31-60 days
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	3,667										4,360
Past due 61-120 days
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	2,903										5,912
Past due over 121 days
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	9,221										15,276
United States
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable (note 7)	296,100										167,080
Canada
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable (note 7)	16,954										11,192
Europe and other
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable (note 7)	$ 16,913										$ 18,208